Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 15, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	GeoVax Labs, Inc.
Document Type	POS AM
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		20,499,944
Entity Public Float			$ 10,176,944
Amendment Flag	false
Entity Central Index Key	0000832489
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY